Related Party Transactions - Summary of Amounts Due from (to) Related Parties (Detail) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Balance Sheets:
Amount due from related parties	$ 1,381	$ 571
Amount due to related parties	1,766	5,450
KOAS [Member]
Balance Sheets:
Amount due from related parties	232	24
Amount due to related parties	354	898
KNOT [Member]
Balance Sheets:
Amount due from related parties	1,149	547
Amount due to related parties	$ 1,412	$ 4,552